Stockholders Deficit (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Employee [Member]
Expected life (years)	10 years
Expected volatility (%)	200.00%
Forfeiture rate (%)	0.00%
Expected dividend yield | $	$ 0
Assumed value per share of common stock on grant date	$ 0.15
Employee [Member] | Minimum [Member]
Risk-free interest rate (%)	2.00%
Employee [Member] | Maximum [Member]
Risk-free interest rate (%)	3.39%
Non-Employee Director [Member]
Expected volatility (%)	200.00%
Non-Employee Director [Member] | Minimum [Member]
Expected life (years)	5 years
Risk-free interest rate (%)	0.93%
Non-Employee Director [Member] | Maximum [Member]
Expected life (years)	10 years
Risk-free interest rate (%)	3.39%
Forfeiture rate (%)	0.00%
Expected dividend yield | $	$ 0
Assumed value per share of common stock on grant date	$ 0.15
Consultants [Member]
Expected life (years)	10 years
Expected volatility (%)	200.00%
Risk-free interest rate (%)	2.00%
Forfeiture rate (%)	0.00%
Expected dividend yield | $	$ 0
Consultants [Member] | Minimum [Member]
Assumed value per share of common stock on grant date	$ 0.125
Consultants [Member] | Maximum [Member]
Assumed value per share of common stock on grant date	$ 0.15